INVENTORIES	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
INVENTORIES [Text Block]

NOTE 3 – INVENTORIES
Inventories are valued at the lower of cost (first-in, first-out) or net realizable value and, net of reserves, consists of the following:

	January 31,	July 31,
	2018	2017
Raw materials and parts	$1,023,900	$801,437
Work in process	495,146	54,924
Finished goods	69,428	35,661
Total	1,588,474	892,022
Less: allowance for inventory reserve	(365,523)	(341,609)
Inventories, net	$1,222,951	$550,413

NOTE 3 – INVENTORIES

Inventories consist of the following:

	July 31,	July 31,
	2017	2016
Raw materials and parts	$801,437	$2,080,853
Work in process	54,924	-
Finished goods	35,661	-
Total	892,022	2,080,853
Less: allowance for inventory reserve	(341,609)	-
Inventory, net	$550,413	$2,080,853